Note 12 - Government Grants	6 Months Ended
Jun. 30, 2019
Statement Line Items [Line Items]
Disclosure of government grants [text block]
12.	GOVERNMENT GRANTS

Included as a reduction of selling, general and administrative expenses are government grants of
$119,638
(
2018
-
$118,322
), relating to the Company's publishing and software projects. At the end of the period,
$110,000
(
2018
-
$132,556
) is included in accounts and grants receivable.

One government grant for the print-based ELL segment is repayable in the event that the segment’s annual net income for each of the previous two
years exceeds
15%
of revenue. During the year, the conditions for the repayment of grants did not
arise and
no
liability was recorded.